Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The date of approval by the Company’s Board of Directors is August 10, 2021. These consolidated financial statements were prepared under the historical cost convention, except for certain items not carried at historical cost as discussed below.

Principles of consolidation
(b)	Principles of consolidation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Wholly-owned subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Subsidiaries are consolidated from the date on which control is obtained. Principal operating subsidiaries are:

•	Absolute Software, Inc.

•	Absolute Software (2015) Inc.

•	Absolute Software EMEA Limited

•	Absolute Software (Vietnam) Company Limited

•	Absolute Software (Asia) Pte. Ltd
All intercompany balances are eliminated.

Foreign currency transactions and translation

(c)	Foreign currency transactions and translation
Items included in the consolidated financial statements of the Company and each of its subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars (“U.S. dollars”), which is the functional currency of the Company and its subsidiaries.
Foreign currency transactions are translated to U.S. dollars at the spot rates on transaction dates. Foreign currency monetary assets and liabilities are remeasured at period-end
exchange rates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period-end
exchange rates of monetary assets and liabilities are recognized in net income or loss in the period in which they arise.

Financial Instruments
(d)	Financial Instruments
Financial assets and financial liabilities are initially recognized at fair value, normally being the transaction price adjusted for directly attributable transaction costs. Transaction costs related to financial assets or financial liabilities at fair value through profit or loss (“FVTPL”) are expensed immediately in net income or loss. Measurement in subsequent periods is dependent on the classification of the respective financial instrument.
The Company’s classification and measurement basis of its financial instruments are as follows:

Instrument	Classification and Measurement Basis
Cash and cash equivalents	Amortized cost
Short-term investments	FVTPL
Trade and other receivables	Amortized cost
Trade and other payables	Amortized cost
Financial assets at fair value through profit or loss are subsequently measured at fair value with net changes in fair value recognized in the statement of operations. Financial instruments at amortized cost are subsequently measured using the effective interest method.
Estimated fair values for financial instruments are designed to approximate amounts at which the instruments could be exchanged in a current arm’s-length
transaction between knowledgeable willing parties.
Fair value is the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Company classifies and discloses fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The three levels of the fair value hierarchy are:

Level 1 –	Valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 –
Valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3 –	Valuation techniques using inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The fair value hierarchy requires
 the use of observable market inputs whenever such inputs exist. A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.
The fair value of investments designated as fair value through profit or loss is determined based on Level 1 measurements, and is recorded in the consolidated statement of financial position, with unrealized gains and losses, net of related income taxes, recorded in the consolidated statement of operations and comprehensive income.
The Company determines at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired.

Derivative financial instruments and hedge accounting
(e)	Derivative financial instruments and hedge accounting
The Company enters into derivative financial instruments, such as foreign exchange forward contracts, to manage its exposure to foreign exchange rate risks. The Company does not use derivative financial instruments for speculative purposes.
Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently measured to their fair value at each reporting date. The Company reco
r
ds all derivative instruments at fair value on the consolidated statements of financial position. The fair value of these instruments is calculated based on notional and exercise values, transaction rates, market quoted currency spot rates and forward rates and therefore fall into Level II of the fair value hierarchy.
The fair values of derivative assets are measured using Level II fair value inputs, which include period-end
mid-market
quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates. Derivative assets are included within trade and other receivables.
The Company designates foreign exchange forward contracts as hedging instruments. Hedges of foreign exchange risk are accounted for as cash flow hedges.
For derivative instruments designated as cash flow hedges, the entire change in the value of the hedging instrument included in the assessment of hedge effectiveness is initially reported as a component of other comprehensive income (“OCI”), net of tax, and subsequently reclassified into income in the same period or periods in which the hedged item affects income.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company do
c
uments whether the hedging instrument is effective in offsetting changes in fair value or cash flows of the hedged item attributable to the hedged risk.
This documentation includes: identification of the specific foreign currency asset, liability or forecasted transaction being hedged; the nature of the risk being hedged; the hedge objective; and the method of assessing hedge effectiveness. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated
as a hedge and any associated unrealized gains and losses in OCI are recognized in income at that time.
The Company designates
 the full change in the fair value of a foreign exchange forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.
For any derivative instruments that do not meet the requirements for hedge accounting, or for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the U.S. dollar value of the associated asset, liability or forecasted transaction.

Leases
(f)	Leases
The Company determines if a contract contains a lease at inception. For contracts that contain a lease, the Company recognizes a right-of-use
asset and a lease liability at the lease commencement date.
The lease liability is initially measured at the present value of future minimum lease payments over the lease term. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date and any initial direct costs incurred, less any lease incentives received. The present value of future minimum lease payments is determined using the Company’s incremental borrowing rate when the rate implicit in the Company’s leases are not readily determinable. The lease term includes all periods covered by an option to extend or terminate the lease where the Company is reasonably certain to exercise the extension option or not to exercise the termination option. The Company reassesses the lease term if and when a significant event or change in circumstances occurs that is within the Company’s control.
The
right-of-use
asset is depreciated on a straight-line basis over the lease term. The lease liability is increased to reflect the accretion of interest and reduced for the lease payments made.
The Company has lease agreements with lease and
non-lease
components, which it has elected to combine for all asset classes. In addition, the Company does not recognize right-of-use assets or lease liabilities for low value leases or leases with a term of 12 months or less for all asset classes.
The Company determines at the end of each reporting period whether there is indication that the right-of-use
asset may be impaired.

Cash and cash equivalents

(g)	Cash and cash equivalents
Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest-bearing securities with maturities at the date of purchase of three months or less.

Short-term investments

(h)	Short-term investments
Short-term investments consist of highly liquid short-term interest bearing securities with maturities at the date of purchase of greater than three months, but less than one year, and of other marketable securities.

Trade and other receivables
(i)	Trade and other receivables
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost less provision for impairment of trade accounts receivable. A provision for impairment of trade accounts receivable is established based on a forward-looking “expected loss” impairment model. The carrying amount of the trade receivables is reduced through the use of the provision for impairment account, and the amount of any increase in the provision for impairment is recognized in the consolidated statement of operations and comprehensive income. When a trade receivable is uncollectible, it is written off against the provision for impairment account for trade accounts receivable. Subsequent recoveries of amounts previously written off are credited to the consolidated statement of operations and comprehensive income.

Contract acquisition assets
(j)	Contract acquisition assets
Incremental costs of obtaining sales contracts are capitalized and amortized. These costs are presented as separate current and non-current
assets in the consolidated statement of financial position.
The capitalized amounts consist primarily of sales commissions paid to the Company’s direct and indirect sales force. Capitalized amounts also include amounts paid to employees other than the sales force who earn incentive payouts under annual compensation plans that are tied to the value of contracts acquired, and to a lesser extent, costs incurred under a branding agreement with a third party, and success fees paid to partners in emerging markets where the Company has a limited presence.
Contract acquisition assets are amortized over the estimated period of benefit, including renewal periods, unless additional costs are anticipated to be incurred to obtain renewal contracts and those costs are commensurate with the costs incurred to obtain the contract originally. The capitalized amounts are recoverable through future revenue streams under all non-cancelable
customer contracts. The Company periodically evaluates whether there have been any changes
i
n its business, the market conditions in which it operates, or other events which would indicate that its amortization period should be changed or if there are potential indicators of impairment.
Amortization of contract acquisition assets is included in sales and marketing expense in the consolidated statement of operations and comprehensive income.

Property and equipment
(k)	Property and equipment
Property and equipment are carried at cost, less accumulated amortization and less any accumulated impairment losses. Cost includes the purchase price and the directly attributable costs to bring the assets to the location and condition necessary for them to be capable of operating in the manner intended by management. Maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred.
Each component of an item of property and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.

On an annual basis, the assets’ residual values and useful lives are reviewed, and adjusted if appropriate. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the depreciation period or method, as appropriate, and are treated as changes in accounting estimates.
Assets are amortized on a straight-line basis over the following estimated useful lives:

Computer equipment	3 years
Furniture and equipment	5 years
Computer software	1 to 3 years
Office equipment	3 years
Trade show equipment	2 years
Leasehold improvements	Shorter of lease term or the estimated useful life

Intangible assets
(l)	Intangible assets
Research costs are charged to operations when they are incurred. Development costs are capitalized as intangible assets when the Company can demonstrate that the technical feasibility of the project has been established; the Company intends to complete the asset for use or sale and has the ability to do so; the asset can generate probable future economic benefits; the technical and financial resources are available to complete the development; and the Company can reliably measure the expenditure attributable to the intangible asset during its development. At June 30, 2021 and June 30, 2020, the Company has not capitalized any development costs.

Goodwill
(m)	Goodwill
Goodwill represents the excess of the purchase price of an acquired business over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill is measured at cost less any accumulated impairment losses, and is reviewed for impairment annually or more frequently if impairment indicators arise.
The impairment test methodology is based on a comparison between the higher of fair value less costs to sell and value-in-use
of each of the Company’s cash generating units (“CGUs”) and the net asset carrying values, including goodwill, of the Company’s CGUs. An impairment loss is recognized if the carrying amount of a CGU exceeds its estimated recoverable amount.

Impairment of assets
(n)	Impairment of assets
Long-lived assets, including property and equipment and
right-of-use
assets are assessed for impairment at each reporting date. If there is an indication that an asset may be impaired, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs.
The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss, or any reversal of a previously-recognized impairment loss, is recognized immediately in profit or loss.

Income taxes
(o)	Income taxes
The tax expense for the period comprises current and deferred income tax. Taxation is recognized in the consolidated statement of operations and comprehensive income except to the extent that it relates to items recognized directly in equity, in which case the tax is recognized in equity.
Current income tax is generally the expected income tax payable on the taxable income for the year calculated using rates enacted or substantively enacted at the date of the statement of financial position in the countries where the Company’s subsidiaries operate and generate taxable income, and includes any adjustment to income tax payable or recoverable in respect of previous years.
Uncertain income tax positions are accounted for using the standards applicable to current income tax assets and liabilities; i.e., both liabilities and assets are recorded when probable at the Company’s best estimate of the amount.
Deferred income tax is recognized using the liability method, based on temporary differences between consolidated financial statement carrying amounts of assets and liabilities and their respective income tax bases. Deferred income tax is determined using tax rates that have been enacted or substantively enacted by the date of the consolidated statement of financial position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The amount of deferred income tax recognized is based on the expected manner and timing of realization or settlement of the carrying amount of assets and liabilities. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax assets are reviewed at each date of the consolidated statement of financial position and amended to the extent that it is no longer probable that the related tax benefit will be realized.
Current income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously. Normally the Company would only have a legally enforceable right to set off a current tax asset against a current tax liability when they relate to income taxes levied by the same taxation authority and the taxation authority permits the Company to make or receive a single net payment. Deferred income tax assets and liabilities are offset when the Company has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.
The Company’s research and development activities may be eligible to earn Investment Tax Credits. Investment Tax Credits are accounted for using the cost reduction method, whereby such credits are deducted from the expenditures or assets to which they relate.

Revenue recognition
(p)	Revenue recognition
The Company operates a cloud-based service, which leverages its patented Persistence technology which is embedded in the firmware of laptop, desktop, and tablet devices. Absolute provides IT and security personnel with the ability to see, manage, secure, self-heal, and deliver deep insights about their devices, applications, and network connectivity.
The Company principally derives its revenues from two sources: subscription and support revenues, which are comprised of subscription fees from customers accessing the Company’s enterprise cloud computing services (collectively, “Cloud Services”); and related professional services such as project implementation and other short-term consulting services, in addition to longer-term services such as technical account management services. Cloud Services subscription revenues are typically for terms ranging between one and five years. Other revenue consists primarily of ancillary business lines such as our consumer-focused products.
Revenue is recognized upon transfer of control of promised products and services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. If the consideration promised in a contract includes a variable amount, for example, contingent fees or service level penalties, the Company includes an estimate of the amount it expects to receive for the total transaction price if it is probable that a significant reversal of cumulative revenue recognized will not occur.
The Company determines the amount of revenue to be recognized through application of the following steps:

•	Identification of the contract, or contracts with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when or as the Company satisfies the performance obligations.
The Company obtains the majority of its customer arrangements through PC OEM and channel partners, most of which are in North America. All revenues are recorded at the net amount received from the channel partner, provided that all significant contractual obligations have been satisfied. For direct sales, revenues are recorded at the amount received from the end customer.
The Company’s subscription service arrangements are
non-cancelable
and do not contain refund-type provisions.

i)	Subscription and Support Revenues
Subscription and support revenues are comprised of fees that provide customers with access to Cloud Services, software licenses and related support and updates during the term of the arrangement.
Cloud Services arrangements allow customers to use the Company’s hosted software without taking possession of the software. Revenue is generally recognized ratably over the contract term.

The Company typically invoices its reseller partners upon execution of the contract and fulfillment of services to the end customer. The Company typically executes a new contract for subsequent renewals or follow on orders. Amounts that have been invoiced are recorded in accounts receivable, provided services have been fulfilled and the contractual service term has commenced.

ii)	Professional Services and Other Revenues
The Company’s professional services contracts are generally on either a fixed fee or subscription basis. These revenues are recognized on a proportional performance basis for fixed price contracts, and ratably over the contract term for subscription managed professional services contracts.
Revenues for our consumer products are generally recognized on a subscription fee basis as described above under “Subscription and Support Revenues”. Revenues for our digital subscriber management products are typically recognized in arrears pursuant to the terms of those arrangements.
Significant Judgments - Contracts with Multiple Performance Obligations
The Company enters into contracts with its customers that may include promises to transfer multiple Cloud Services and professional services. A performance obligation is a commitment in a contract with a customer to transfer products or services that are distinct. Determining whether products and services are distinct performance obligations that should be accounted for separately or combined as one unit of accounting may require significant judgment.
Cloud Services are distinct as such services are often sold separately. In determining whether professional services are distinct, the Company considers the following factors for each type of professional services agreement: the availability of the services from other vendors; the nature of the professional services; the timing of when the professional services contract was signed in comparison to the start date of any related Cloud Services; and the contractual dependence of the professional services on the Cloud Services.
The Company allocates the transaction price to each distinct performance obligation on a relative standalone selling price (“SSP”) basis. The SSP is the price at which the Company would sell a promised product or service separately to a customer. Judgment is required to determine the SSP for each distinct performance obligation.
The Company determines SSP by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include the Company’s discounting practices, the size and volume of the Company’s transactions, the customer demographic, the geographic area where services are sold, price lists, its go-to-market
strategy, historical sales and contract prices. As the Company’s go-to-market
strategies evolve, the Company may modify its pricing practices in the future, which could result in changes to SSP.
In certain cases, the Company is able to establish SSP based on observable prices of products or services sold separately in comparable circumstances to similar customers. The Company generally uses a range of SSP when it has observable prices.

If SSP is not directly observable, for example when pricing is highly variable, the Company uses a range of SSP. The Company determines the SSP range using information that may include market conditions or other observable inputs. The Company may have more than one SSP for individual products and services due to the stratification of those products and services by customer size, geography, and the other factors noted above.

Share-based compensation

(q)	Share-based compensation
The Company grants share-based awards under its Stock Option Plan, Performance and Restricted Share Unit Plan, Deferred Share Unit Plan, and Employee Share Ownership Plan. Grant date fair values are measured as follows:

•	Stock options are measured using the Black-Scholes option pricing model.

•	Restricted share units, and deferred share units are measured at the fair value of the shares on the date of grant.

•
Performance share units are measured using a Monte Carlo simulation model, taking into account the fair value of the Company’s common shares on the date of grant, potential future dividends accruing to the performance share unitholder’s benefit, and possible future Company performance conditions.

Forfeitures are estimated on the date of grant and are
re-assessed
each reporting period.
Equity classified awards are recognized at their grant date fair value. Compensation costs relating to equity classified awards are recognized over the vesting period, with a corresponding credit to equity reserve.
Awards granted under the Deferred Share Unit Plan are settled in cash, and as such, are liability classified awards. Liability classified awards are initially measured at their grant date fair value and are subsequently remeasured at fair value at each balance sheet date until exercised or cancelled. Compensation costs relating to the grant date fair value are recognized over the vesting period. Remeasurements during the vesting period are recognized immediately in compensation cost to the extent that they relate to past services. Fair value of liability classified awards are included in trade and other payables.
Upon exercise of stock options or purchase of common shares, any consideration paid by employees, together with the amount previously recorded in equity reserve or fair value of liability classified awards, is credited to share capital.
Compensation expense for the Employee Share Ownership Plan is determined by the difference between the share purchase price and market price at the start of each purchase period.

Income per share
(r)	Income per share
Basic income per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted income per share is calculated using the treasury stock method, which assumes that cash that would be received on the exercise of stock options is applied to purchase shares at the average price during the period. The difference between the shares issued on the exercise of the stock options and the number of shares purchased under this computation, on a weighted average basis, is added to the number of shares outstanding.

Significant accounting judgments

(s)	Significant accounting judgments
The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies, apart from those involving estimations (Note 2(
f
)), that has the most significant effect on the amounts recognized in the Company’s co
n
solidated financial statements, are related to:

i)	the determination of the functional currency for the Company and its subsidiaries;

ii)	the determination of the ranges of the Standalone Selling Prices of its subscription and support revenues; and

iii)	the determination of the Standalone Selling Price of its professional services revenues.

Key sources of estimation uncertainty
(t)	Key sources of estimation uncertainty
The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain.
The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.
Significant assumptions about the future and other sources of estimation uncertainty that management has made at the date of the statement of financial position, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, include, but are not limited to, the following:
•	the assessment of the Company’s incremental borrowing rate related to the recognition of lease liabilities;

•	the assessment of renewal and termination options related to the recognition of right-of-use assets and lease liabilities;

•	the inputs used in accounting for share-based compensation in the statement of operations and comprehensive income; and

•	the recognition and recoverability of the Company’s deferred tax assets

Adoption of Accounting Standards
(u)	Adoption of Accounting Standards
Interest Rate Benchmark Reform – Phase 2 Amendments
In August 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16. The amendments complement the Phase 1 amendments published in September 2019 and focus on the effect on financial statements when an existing interest rate benchmark is replaced with an alternative benchmark rate. These amendments are effective for annual reporting periods beginning on or after January 1, 2021, with earlier application permitted. The Company is currently evaluating the impacts of these amendments on its financial statements.
Other pronouncements issued but not yet effective
Certain other pronouncements have been issued by the IASB that are issued but not yet effective. There are currently no such pronouncements that are expected to have a significant impact on the Company’s consolidated financial statements upon adoption
.

Immaterial correction of prior period amounts

(v)	Immaterial correction of prior period amounts
Share-based compensation expense was previously presented as a separate line item in the Company’s Consolidated Statement of Operations and Comprehensive Income. For the year ended June 30, 2021, the Company includes share-based compensation expense under the respective caption in its financial statements where compensation paid to the employees is recorded. Amounts in the comparative period were corrected to conform to the current period presentation of expenses by function as follows:

	Year ended June 30, 2020	Reclassification	Year ended June 30, 2020 Adjusted

Cost of revenue	$12,627	$463	$13,090
Sales and marketing	38,001	2,206	40,207
Research and development	18,298	1,143	19,441
General and administration	13,707	2,960	16,667
Share-based compensation	6,772	(6,772)	—